UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21259
                                                     ---------

                    GMAM Absolute Return Strategies Fund, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               ---------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 418-6307
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2007
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.






                      GMAM ABSOLUTE RETURN STRATEGY FUND I
             (A Series of GMAM Absolute Return Strategies Fund, LLC)

                      SEMI ANNUAL REPORT TO MEMBERS FOR THE
                 SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)


TABLE OF CONTENTS
-------------------------------------------------------------------------------

                                                                          Page


        Schedule of Investments                                          1 - 4

        Statement of Assets, Liabilities and Members' Capital                5

        Statement of Operations                                              6

        Statements of Changes in Members' Capital                            7

        Statement of Cash Flows                                              8

        Notes to Financial Statements                                   9 - 14

        Financial Highlights                                                15

        Additional Information                                              16

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            PERCENTAGE
                                       INITIAL                      NUMBER      OF                         FIRST
                                     ACQUISITION                      OF      MEMBERS'     FAIR       REDEMPTION DATE
                                         DATE       COST            SHARES    CAPITAL     VALUE       WITHOUT FEES**    LIQUIDITY**
                                         ----       ----            ------    -------     ------      --------------    -----------
INVESTMENTS IN INVESTMENT FUNDS ^ #
(97.25%)

CONVERTIBLE ARBITRAGE (2.44%)
Aristeia International Limited,
  Class A                               Mar-03    $ 70,000,000      128,778     2.44%   $ 91,325,697        N/A          Quarterly

DISTRESSED INVESTMENT (14.84%)
Avenue Europe International, Ltd.,
  Class F, Series 0306                  Aug-05      75,000,000        7,270     2.65%     99,240,724        N/A          Quarterly
Avenue Europe International, Ltd.,
  Class F, Series 0507                  May-07      25,000,000        2,500     0.68%     25,440,260      6/30/08        Quarterly
Cerberus International, Ltd.,
  Class A                               Dec-01      75,000,000          194     3.65%    136,656,635      9/30/09(3)     Quarterly
Greywolf Capital Overseas Fund,
  Class A Initial Series                Dec-04      70,802,160       56,672     2.45%     91,797,766        N/A           Annually
Greywolf Capital Overseas Fund,
  Class S ***                           Dec-05       5,003,876        5,004     0.15%      5,438,516        N/A(1)         N/A(1)
King Street Capital, L.P.               Jun-02      57,847,375            *     2.89%    107,954,437        N/A          Quarterly
King Street Capital, L.P.,
  Special Investment ***                Jan-06       4,472,172            *     0.13%      4,962,447        N/A(1)         N/A(1)
STYX International Fund, Ltd.,
  Series 1                              Apr-02      67,442,600       26,599     2.24%     83,716,906      9/30/09(4)      Annually
                                                                                        ------------
                                                                                         555,207,691
                                                                                        ------------
EQUITY MARKET NEUTRAL (3.66%)
AQR Global Stock Selection HV
  Offshore Fund Ltd.,
  Class E Series Initial                Nov-06      50,000,000          500     1.21%     45,174,132     12/31/08        Quarterly
AQR Global Stock Selection HV
  Offshore Fund Ltd.,
  Class E Series 06 2007                Jun-07      10,000,000           86     0.20%      7,617,281      6/30/09        Quarterly
Numeric European Market Neutral
  Offshore Fund I, L.P.                 Aug-03      34,894,296            *     1.27%     47,456,309        N/A           Monthly
Numeric Japanese Market Neutral
  Offshore Fund III Ltd.,
  Class B Series 1                      Dec-02      25,000,000      250,000     0.98%     36,886,887        N/A           Monthly
                                                                                        ------------
                                                                                         137,134,609
                                                                                        ------------
EVENT DRIVEN (18.74%)
Aristeia Special Investments, Ltd.
  Class A V Initial Series
  March 2007                            Mar-07      40,000,000       40,000     1.06%     39,801,600      3/31/09        Quarterly
Canyon Special Opportunities
  Fund (Cayman) Ltd.                    Sep-07     100,000,000      100,118     2.69%    100,705,560     12/31/09        Quarterly
Castlerigg International Limited,
  Class A Series 1                      Nov-03      59,769,879      257,109     2.62%     98,069,251        N/A          Quarterly
Castlerigg International Limited,
  Class A Series 4 April 1, 2007        Apr-07         110,869          299     0.00%        113,901        N/A          Quarterly
Castlerigg International Limited,
  Class A Series 6 June 1, 2007         Jun-07         119,252          305     0.00%        115,222        N/A          Quarterly
Centaurus Alpha Fund, Ltd.,
   Voting A US $ Shares                 Dec-05     100,000,000      652,379     3.23%    120,888,946        N/A           Monthly
CNH MA I Ltd., Class C Series Initial   Nov-01      20,054,405          199     0.68%     25,563,581        N/A          Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class A Series 1                     Aug-04      27,144,372       26,613     0.95%     35,455,208        N/A          Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class S Series 1                     Nov-06       1,132,600        1,133     0.03%      1,137,142        N/A(1)         N/A(1)
Empyrean Capital O/S Fund Ltd
   Class E Series 1                     Jul-07      35,000,000       35,000     0.87%     32,607,750
Empyrean Capital O/S Fund Ltd
   Class E1 Series 1                    Jul-07      28,856,021       40,000     1.01%     37,593,600
OZ Asia Overseas Fund, Ltd.,
   Class A Series 26                    May-06      67,560,815       66,147     1.98%     74,165,581        N/A           Annually
OZ Asia Overseas Fund, Ltd.,
  Class C ***                           May-06      12,353,057       12,353     0.35%     12,975,983        N/A(1)         N/A(1)
Taconic Opportunity Offshore Fund Ltd
   Cl B Series 21 NR                    Jul-07     125,000,000      125,000     3.27%    122,224,326      6/30/09          Annually
                                                                                        ------------
                                                                                         701,417,651
                                                                                        ------------

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                            PERCENTAGE
                                       INITIAL                      NUMBER      OF                         FIRST
                                     ACQUISITION                      OF      MEMBERS'     FAIR       REDEMPTION DATE
                                         DATE       COST            SHARES    CAPITAL     VALUE       WITHOUT FEES**    LIQUIDITY**
                                         ----       ----            ------    -------     ------      --------------    -----------

INVESTMENTS IN INVESTMENT FUNDS^#
(97.25%) (CONTINUED)


LONG/SHORT EQUITY (36.67%)
Alson Signature Fund Offshore Ltd.,
  Class A Series Oct 01, 2002           Apr-04      50,000,000       43,089     2.01% $   75,069,654        N/A          Quarterly
Alson Signature Fund Offshore Ltd.,
  Class A Series April 01, 2007         Apr-07      25,000,000       25,000     0.71%     26,678,281        N/A          Quarterly
Artis Partners Ltd.,
  Class A Series 1                      Jan-04      56,121,727      426,011     2.24%     83,806,044     8/31/08(2)       Monthly
Artis Partners 2X Ltd.,
  Class A Series 1                      Aug-04      20,000,000      183,310     1.13%     42,374,359        N/A           Monthly
Black Bear Offshore Fund Limited,
  Class A                               Jan-02      30,000,000      126,047     1.76%     65,727,330         N/A         Quarterly
Cycladic Catalyst Fund,
  USD Class BB                          Apr-06      30,000,000      300,000     0.65%     24,282,000      4/30/08       Semiannually
Front Point Offshore Healthcare
  Fund, L.P.                            May-05      75,000,000            *     2.60%     97,149,931        N/A          Quarterly
HealthCor Offshore, Ltd                 Jul-07     125,000,000       86,305     3.39%    126,984,966      9/30/09        Quarterly
Ivory Offshore Flagship Fund, Ltd.
  Class A Ser 1.                        May-04      95,000,000   125,386.00     3.54%    132,656,642        N/A          Quarterly
Lansdowne European Equity
  Fund Ltd.,
  Class B USD Shares
  Series 2 (01 Jan)                     Jan-06      40,000,000      245,403     1.24%     46,287,532        N/A           Monthly
Lansdowne European Equity
  Fund Ltd.,
  Class B USD Shares
  Series 6 (01 Jul)                     Jul-06      10,000,000       62,331     0.31%     11,621,742        N/A           Monthly
Lansdowne European Equity
  Fund Ltd.,
  Class B USD Shares
  Series 14 (01 Dec)                    Dec-05      25,000,000      206,199     0.86%     32,009,880        N/A           Monthly
Lansdowne UK Equity Fund
  Limited USD Shares                    Feb-07      50,000,000      202,701     1.60%     59,953,635      2/28/08         Monthly
Longbow Capital
  International Fund, Ltd.,
  Class C Series 1                      Jan-06      25,000,000       25,000     0.80%     29,947,694        N/A          Quarterly
Longbow Capital
  International Fund, Ltd.,
  Class C Series 2                      Feb-07       7,500,000        7,500     0.21%      8,007,653      3/31/08        Quarterly
Longbow Partners, L.P.                  Jan-06      32,500,000            *     1.02%     38,165,627        N/A          Quarterly
Longbow Infrastructure, Ltd.
  Class C Series 1 (2007-03-01)         Mar-07      30,000,000       30,000     0.86%     31,997,100      3/31/09        Quarterly
Longbow Infrastructure, Ltd.
  Class C Series 2 (2007-04-01)         Apr-07      10,000,000       10,000     0.28%     10,590,600      6/30/09        Quarterly
Longbow Infrastructure Ltd
  Class C Series 3 (2007-05-01)         May-07      10,000,000       10,000     0.28%     10,458,600      6/30/09        Quarterly
Renaissance Institutional
  Equities Fund, LLC, Series B          May-06      75,000,000            *     2.28%     85,446,437        N/A           Monthly
Scout Capital Fund, Ltd.,
  Class A Series 1                      Dec-01      64,945,547      477,802     2.89%    108,248,295        N/A          Quarterly
Stadia Capital Limited,
  Class AB Series 1                     Jan-04      48,149,071      334,291     1.74%     65,317,420        N/A          Quarterly
Tosca Fund Ltd.,
  USD Class A                           Apr-02      54,189,699      332,666     2.53%     94,606,737        N/A          Quarterly
Zaxis Offshore Limited,
  Class A1                              Nov-01      45,622,642       34,552     1.74%     65,005,584        N/A           Monthly
                                                                                      --------------
                                                                                       1,372,393,743
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                            PERCENTAGE
                                       INITIAL                      NUMBER      OF                         FIRST
                                     ACQUISITION                      OF      MEMBERS'     FAIR       REDEMPTION DATE
                                         DATE       COST            SHARES    CAPITAL     VALUE       WITHOUT FEES**    LIQUIDITY**
                                         ----       ----            ------    -------     ------      --------------    -----------
INVESTMENTS IN INVESTMENT FUND^#
(97.25%) (CONCLUDED)

MULTI-STRATEGY (11.12%)
Canyon Value Realization Fund Ltd
  Class A Series 06-07                  Jun-07     125,000,000      125,000     3.32% $  124,292,575        N/A          Quarterly
Deephaven Market Neutral Fund Ltd.,
  Class A2 Series N-05/2004             May-04      32,760,324       32,829     1.29%     48,129,544        N/A          Quarterly
O'Connor Global Multi-Strategy
  Alpha Limited,
  Class M Series 1                      Oct-01      73,441,004       76,590     2.73%    102,085,706        N/A          Quarterly
Shepherd Investments International
  Limited, Class B                      Jan-02      71,858,564       26,471     3.08%    115,303,498        N/A          Quarterly
Shepherd Investments International
  Limited, Class S ***                  Feb-06      23,162,772      470,866     0.70%     26,131,258        N/A(1)         N/A (1)
                                                                                       -------------
                                                                                         415,942,581
                                                                                       -------------

RELATIVE VALUE (9.78%)
AQR Absolute Return Offshore Fund
  Ltd., Class A Series Initial          Aug-03      65,000,000          452     1.92%     71,753,307        N/A          Quarterly
Bridgewater Pure Alpha Fund I,
  Class B Series 3                      Jun-06      75,000,000       75,000     2.02%     75,790,087        N/A           Monthly
Goldman Sachs Global Alpha Fund
  Plc., Class C Series 1                Mar-06      75,000,000      448,646     1.17%     43,633,946        N/A          Quarterly
Gracie International Credit
  Opportunities Fund, Ltd.,
  Class D Series 1                      Jan-06      65,000,000       58,095     2.10%     78,731,544        N/A          Quarterly
Gracie International Credit
  Opportunities Fund, Ltd.,
  Class D Series 2                      Aug-07      30,000,000       22,313     0.81%     30,238,689     12/31/09        Quarterly
Regiment Capital, Ltd.,
  Class 1 Series M                      Feb-06      58,000,000      580,000     1.76%     65,736,678      6/30/08         Annually
                                                                                      --------------
                                                                                         365,884,251
                                                                                      --------------

TOTAL INVESTMENTS IN INVESTMENT FUNDS^#  (COST $2,915,815,099)                        $3,639,306,223

INVESTMENT IN SHORT-TERM SECURITIES (0.43%)

JP Morgan Chase Nassau Time Deposit                                                       16,102,048
                                                                                      --------------

TOTAL INVESTMENTS (COST $2,931,917,147)                                                3,655,408,271
                                                                                      --------------

OTHER ASSETS IN EXCESS OF LIABILITIES (2.32%)                                             86,805,570
                                                                                      --------------

MEMBERS' CAPITAL (100.00%)                                                            $3,742,213,841
                                                                                      ==============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL              PERCENT OF
                                                                      MEMBERS'
STRATEGY ALLOCATION                                                    CAPITAL
--------------------------------------------------------------------------------
Convertible Arbitrage                                                   2.44%
Distressed Investment                                                  14.84%
Equity Market Neutral                                                   3.66%
Event Driven                                                           18.74%
Long/Short Equity                                                      36.67%
Multi-Strategy                                                         11.12%
Relative Value                                                          9.78%
                                                                       -----
Total Investments in Investment Funds                                  97.25%
                                                                       =====

#    Non-income producing securities.
^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of September 30, 2007 was $2,915,815,099 and $3,639,306,223,
     respectively.
*    Security is a partnership that does not issue shares.
**   See discussion in Note 9 to the financial statements.
***  Multiple side pocket investments aggregated under the same Investment Fund.


(1) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. See discussion in Note 9 to the financial statements.

(2) The most recent subscription into Artis Partners Ltd. Class A Series 1 in the amount of $10,000,000 may be redeemed without early redemption fees based on the valuation date of August 31, 2008. All previous subscriptions are not subjected to early redemption fees.

(3) The most recent subscription into Cerberus International Ltd. Class A in the amount of $30,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2009. All previous subscriptions are not subjected to early redemption fees.

(4) The most recent subscription into STYX International Fund Ltd. Series 1 in the amount of $30,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2009. All previous subscriptions are not subjected to early redemption fees.


                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
Investments in Investment Funds, at fair value (cost $2,915,815,099)                $3,639,306,223
Investment in Short-term Securities (cost $16,102,048)                                  16,102,048
Receivable from redemption of investments in Investment Funds                           96,558,619
Interest receivable                                                                        104,097
                                                                                    --------------
            Total assets                                                             3,752,070,987
                                                                                    --------------

LIABILITIES
Management fee payable                                                                   9,087,007
Accounting and administration fees payable                                                 195,526
Board of Managers' fees payable                                                             32,220
Other accrued expenses                                                                     542,393
                                                                                    --------------
            Total liabilities                                                            9,857,146
                                                                                    --------------

MEMBERS' CAPITAL                                                                    $3,742,213,841
                                                                                    ==============

MEMBERS' CAPITAL:
        Represented by:
            Capital                                                                 $3,036,801,661
            Net unrealized appreciation on investments                                 723,491,124
            Accumulated net realized gain on investments                                80,298,254
            Accumulated net investment loss                                            (98,377,198)
                                                                                    --------------
MEMBERS' CAPITAL                                                                    $3,742,213,841
                                                                                    ==============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
        Interest                                                                    $    1,243,680
                                                                                    --------------
        Total investment income                                                          1,243,680
                                                                                    --------------


EXPENSES:
        Management fee                                                                  17,188,737
        Accounting and administration fees                                                 382,068
        Professional fees                                                                  235,500
        Board of Managers' fees                                                             37,500
        Miscellaneous expenses                                                             550,093
                                                                                    --------------
        Total expenses                                                                  18,393,898
                                                                                    --------------

NET INVESTMENT LOSS                                                                    (17,150,218)
                                                                                    --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT IN INVESTMENT FUNDS
        Net realized gain on investments in Investment Funds                            14,750,744
        Net change in unrealized appreciation on investments in Investment Funds        51,456,536
                                                                                    --------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN INVESTMENT FUNDS                     66,207,280
                                                                                    --------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT OPERATIONS                 $   49,057,062
                                                                                    ==============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                      For the Period Ended            For the
                                                                       September 30, 2007           Year Ended
                                                                          (Unaudited)             March 31, 2007
                                                                      --------------------        --------------

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                    $3,108,156,779           $2,580,788,375

      Capital contributions                                                 585,000,000              275,650,000

      Capital withdrawals                                                            --                       --

      Net investment loss                                                   (17,150,218)             (27,232,419)

      Net realized gain/(loss) on investments in Investment Funds            14,750,744               50,762,356

      Net change in unrealized appreciation on investments
            in Investment Funds                                              51,456,536              228,188,467
                                                                         --------------           --------------

MEMBERS' CAPITAL, END OF PERIOD                                          $3,742,213,841           $3,108,156,779
                                                                         ==============           ==============

ACCUMULATED NET INVESTMENT LOSS                                          $  (98,377,198)          $  (81,226,980)
                                                                         ==============           ==============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment operations                               $  49,057,062
Adjustments to reconcile net increase in Members' Capital
       derived from investment operations to net cash used in operating activities:
                     Purchases of investments in Investment Funds                                  (706,455,124)
                     Proceeds from redemption of investments in Investment Funds                    108,353,047
                     Proceeds from disposition of investments in Short-term Securities, net          28,878,261
                     Net realized gain on investments in Investment Funds                           (14,750,744)
                     Net change in unrealized appreciation on investments in Investment Funds       (51,456,536)
                     Decrease in interest receivable                                                     89,076
                     Increase in management fee payable                                               1,580,074
                     Increase in accounting and administration fees payable                              14,466
                     Decrease in Board of Managers' fees payable                                        (32,575)
                     Decrease in other accrued expenses                                                (277,007)
                                                                                                  -------------
                     Net cash used in operating activities                                         (585,000,000)
                                                                                                  -------------

CASH FLOW FROM FINANCING ACTIVITIES
       Capital contributions                                                                        585,000,000
       Capital withdrawals                                                                                   --
                                                                                                  -------------
                     Net cash provided by financing activities                                      585,000,000
                                                                                                  -------------

NET CHANGE IN CASH                                                                                           --

CASH AT BEGINNING OF PERIOD                                                                                  --
                                                                                                  -------------

CASH AT END OF PERIOD                                                                             $          --
                                                                                                  =============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     GMAM Absolute Return Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on June 13, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

     The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company ("Fund I") which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the "Advisor"), an indirect wholly owned subsidiary of General Motors Corporation ("General Motors"). The Advisor manages the investment activities of Fund I pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the Company.

     Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds and Fund I currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

2.   SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - Fund I values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by each Portfolio Manager or Investment Fund to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in its own valuation policies and procedures in determining its net asset value. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds' management. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of Fund I's valuation. As a general matter, the fair value of Fund I's interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED) - If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. As of September 30, 2007, no investments in Investment Funds were valued using this approach.

     INVESTMENT VALUATION - INVESTMENT IN SHORT-TERM SECURITIES - Fund I values its investments in Short-term Securities at cost, and records the accrued interest separately as a receivable.

     INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Dividend income and distributions from Investment Funds are recorded on ex-date. Interest income is recognized on an accrual basis.

     Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on redemption of investments in Investment Funds, the cost of such investments is determined on the identified cost basis.

     NET ASSET VALUATION - Fund I's net asset value as of the end of each month is determined, generally, within 30 business days of the last day of that month. All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

     FUND EXPENSES - Fund I bears all of its operating expenses other than those specifically required to be borne by the Advisor or another party pursuant to the Investment Advisory Agreement or another agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

     INCOME TAXES - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual Members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available information. Actual results could differ from these estimates and assumptions.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.   ALLOCATION OF PROFITS AND EXPENDITURES

     As of the last day of each fiscal period, the net profit or net loss (as defined in the Company's Amended and Restated Limited Liability Company Agreement (the "Agreement")) for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period. Except as otherwise provided for in the Agreement, any expenditures payable by Fund I, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

4.   RELATED PARTY TRANSACTIONS

     The Advisor serves as a fiduciary to First Plaza Group Trust and General Motors Welfare Benefit Trust, each of which owns approximately 85% and 13%, respectively, of Fund I as of September 30, 2007. First Plaza Group Trust is a group trust representing various employee benefit plans, including plans of General Motors and its affiliates and/or former affiliates.
     General Motors Welfare Benefit Trust is a welfare benefit trust representing employee welfare benefit plans of General Motors hourly employees. The Advisor also serves as a fiduciary to another of the remaining Members of Fund I as of September 30, 2007.

     MANAGEMENT FEE - The Company receives investment management and advisory services under the Investment Advisory Agreement that provides for a fee, calculated monthly, to be paid quarterly to the Advisor at an annual rate of 1.00% of Fund I's net assets. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates. Prior to Fund I's registration under the 1940 Act, the Advisor was paid an advisory fee by Fund I equal to actual expenses (including allocated salaries and certain items of overhead) incurred by the Advisor while advising and providing administrative services to Fund I.

     The Investment Funds pay asset-based management fees to the Portfolio Managers ranging from 1.00% to 2.00% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds' net profits. These management and incentive fees (as well as other expenses of the Investment Funds) are generally accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and not included in management fees on the Statement of Operations.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     BOARD OF MANAGERS' FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act (the "Independent Managers"), receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an "interested person" of the Company. The Company reimburses those Independent Managers for all reasonable out-of-pocket expenses incurred by them in performing their duties.

5.   ADMINISTRATIVE SERVICES

     PFPC Inc. serves as Administrative, Accounting and Investor Servicing Agent to Fund I and in that capacity provides certain administrative, accounting, record keeping and investor related services. PFPC Inc. receives a monthly fee based upon Fund I's net assets at the beginning of each month after taking into account any capital contribution made on the first business day of the month, subject to minimum monthly fees.

6.   SECURITIES TRANSACTIONS

     Total purchases and redemptions of investments in Investment Funds by Fund I for the six months ended September 30, 2007 amounted to $706,455,124 and $123,064,391 respectively.

7.   TAX

     The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of September 30, 2007. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2006.

                                               TAX BASIS          BOOK BASIS
                                            --------------      --------------
Cost basis                                  $2,951,977,095      $2,915,815,099
Gross unrealized gain                          738,039,807         773,861,544
Gross unrealized loss                          (50,710,679)        (50,370,420)
Net unrealized gain on investments             687,329,128         723,491,124

Each Member of Fund I as of September 30, 2007 is organized and created as a tax-exempt trust under Section 501(a) of the Internal Revenue Code of 1986, as amended.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

8.   NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standard Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is required to be implemented no later than September 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact on Fund I's financial statements has not yet been determined.

     In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on Fund I's financial statements has not yet been determined.

     In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not yet been determined.

9.   CREDIT, LIQUIDITY AND MARKET RISK

     Investing in Fund I involves certain risks, including the risk that the entire amount invested by a member may be lost. Investments in Investment Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny a redemption request depending on the Investment Fund's governing agreements. As of September 30, 2007, approximately 21% of the investments in Investment Funds by Fund I are restricted from early redemptions and 6% are potentially subject to early redemption fees. Additionally, liquidity in Investment Funds may be limited due to a discretionary "gate" that may be imposed by the Investment Fund. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds' net assets. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to redeem from Investment Funds on their respective liquidity dates. As of September 30, 2007, approximately 39% of the investments in Investment Funds by Fund I are potentially subject to gates.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9.   CREDIT, LIQUIDITY AND MARKET RISK (CONTINUED)

     Fund I may maintain cash in high-quality, short-term cash equivalents which may not be federally insured. As of September 30, 2007, Fund I has not experienced any losses in such accounts.

     Some of the Investment Funds may invest in private placements which may be illiquid. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until Fund I fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. As of September 30, 2007, approximately 1% of the investments in Investment Funds by Fund I are in side pockets.

10.  REPURCHASE OF COMPANY INTERESTS

     No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

     The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement.

11.  UNDERLYING FUNDS

     As of September 30, 2007, Fund I did not have any investments in Investment Funds exceeding 5% of Fund I's net assets.


12.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which Fund I invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return swap contracts. Fund I's risk of loss in these Investment Funds is limited to the value of the investments. Fund I itself does not invest in securities with off-balance sheet risk.

13.  SUBSEQUENT EVENTS

     During the period from October 1, 2007 through November 1, 2007, there were additional capital contributions of $175,000,000.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following represents the ratios to average Members' capital and other supplemental information for the following periods:


                                 For the Period
                                     Ended
                                 September 30,           Year               Year               Year               Year
                                      2007              Ended              Ended              Ended              Ended
                                  (Unaudited)       March 31, 2007     March 31, 2006     March 31, 2005     March 31, 2004
                                 ------------------------------------------------------------------------------------------
Total Return (1)                     1.74%               9.20%             11.15%              4.43%             11.64%
Members' capital, end
  of period (000)                 $3,742,214          $3,108,157         $2,580,788         $1,933,318         $1,144,829
Portfolio Turnover                      4%                 12%                16%                 9%                 7%(3)

Annualized ratios to
  average Members' capital: (2)

Operating expenses
 (excluding dividend expense)        1.08%               1.10%              1.07%              1.07%              1.12%

Dividend expense                     0.00%               0.00%              0.00%              0.00%              0.05%
Total expenses                       1.08%               1.10%              1.07%              1.07%              1.17%

Net investment loss                 (1.01)%             (0.98)%            (0.99)%            (1.06)%            (1.12)%

(1)  Total return  assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted.  Returns are geometrically  linked based on capital cash flow dates during the reporting period.
     An individual Member's results may vary from these results based on the timing of capital transactions.

(2)  Average Members' capital is measured using the weighted average Members' capital at each cash flow date.

(3)  Does not include transfer of separate account assets to Numeric European Long/Short Fund I L.P.

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

ADDITIONAL INFORMATION (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

PROXY VOTING

A description of Fund I's Proxy Voting Policies and Procedures and Fund I's portfolio securities voting record for the period July 1, 2006 through June 30, 2007 is available on the Securities and Exchange Commission's ("SEC") web site at www.sec.gov. These are found on the site under "Filings and Forms (EDGAR) - Search for Company's Filings" and then "Companies & Other Filers" and may also be obtained at no additional charge by calling collect 302-791-2595.


FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS ("FORM N-Q")

Fund I files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fund I's Form N-Q is available on the SEC's web site at www.sec.gov (by conducting a "Search for Company Filings") and may be obtained at no additional charge by calling collect 302-791-2595.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)    Not applicable.

    (a)(2)    Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)    Not applicable.

    (b)       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               GMAM Absolute Return Strategies Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)


Date              January 25, 2008
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)


Date              January 25, 2008
    ----------------------------------------------------------------------------



By (Signature and Title)*  /s/ Charles Preseau
                         -------------------------------------------------------
                           Charles Preseau, Treasurer
                           (principal financial officer)


Date              January 25, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.